Schedule of Investments (unaudited)	iShares® U.S. Pharmaceuticals ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 2.9%
Amicus Therapeutics Inc.(a)	319,974	$3,695,700
Catalyst Pharmaceuticals Inc.(a)	122,362	828,391
ChemoCentryx Inc.(a)	62,435	2,273,258
Ironwood Pharmaceuticals Inc.(a)(b)	208,808	2,434,701
Madrigal Pharmaceuticals Inc.(a)	15,707	1,331,011
Vanda Pharmaceuticals Inc.(a)	71,085	1,115,324
		11,678,385
Pharmaceuticals — 96.9%
Aerie Pharmaceuticals Inc.(a)(b)	60,426	424,191
Amneal Pharmaceuticals Inc.(a)(b)	125,788	602,525
Amphastar Pharmaceuticals Inc.(a)(b)	47,010	1,094,862
Antares Pharma Inc.(a)	216,963	774,558
Arvinas Inc.(a)	55,090	4,525,093
Atea Pharmaceuticals Inc.(a)	67,596	604,308
Axsome Therapeutics Inc.(a)(b)	37,993	1,435,376
Bristol-Myers Squibb Co.	299,913	18,699,576
Cara Therapeutics Inc.(a)(b)	53,886	656,331
Cassava Sciences Inc.(a)(b)	47,993	2,097,294
Catalent Inc.(a)	135,533	17,352,290
Collegium Pharmaceutical Inc.(a)(b)	44,108	823,937
Corcept Therapeutics Inc.(a)(b)	121,111	2,397,998
Elanco Animal Health Inc.(a)(b)	584,800	16,596,624
Eli Lilly & Co.	70,706	19,530,411
Endo International PLC(a)(b)	290,878	1,093,701
Harmony Biosciences Holdings Inc.(a)	29,097	1,240,696
Innoviva Inc.(a)	79,801	1,376,567
Intra-Cellular Therapies Inc.(a)	94,587	4,950,684
Jazz Pharmaceuticals PLC(a)	78,432	9,992,237
Johnson & Johnson	525,587	89,912,168
Merck & Co. Inc.	235,965	18,084,358
NGM Biopharmaceuticals Inc.(a)	47,593	842,872
Nuvation Bio Inc.(a)(b)	147,259	1,251,701
Omeros Corp.(a)(b)	79,800	513,114
Organon & Co.	323,515	9,851,032
Pacira BioSciences Inc.(a)	56,835	3,419,762
Perrigo Co. PLC	170,688	6,639,763
Security	Shares	Value

Pharmaceuticals (continued)
Pfizer Inc.	1,624,238	$95,911,254
Phathom Pharmaceuticals Inc.(a)	20,042	394,226
Phibro Animal Health Corp., Class A	25,950	529,899
Prestige Consumer Healthcare Inc.(a)	63,930	3,877,354
Reata Pharmaceuticals Inc., Class A(a)(b)	34,937	921,289
Revance Therapeutics Inc.(a)(b)	84,278	1,375,417
Royalty Pharma PLC, Class A	441,140	17,579,429
Theravance Biopharma Inc.(a)	66,764	737,742
Viatris Inc.	1,389,783	18,803,764
Zoetis Inc.	75,233	18,359,109
Zogenix Inc.(a)(b)	64,298	1,044,842
		396,318,354
Total Common Stocks — 99.8%
(Cost: $351,091,560)		407,996,739

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	5,534,521	5,536,182
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	820,000	820,000
		6,356,182
Total Short -Term Investments — 1.5%
(Cost: $6,349,911)		6,356,182

Total Investments in Securities — 101.3%
(Cost: $357,441,471)		414,352,921

Other Assets, Less Liabilities — (1.3)%		(5,400,391)

Net Assets — 100.0%		$408,952,530

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,774,536	$—		$(10,235,809	)(a)	$(958)	$(1,587)	$5,536,182	5,534,521	$27,567	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	440,000	380,000	(a)	—		—	—	820,000	820,000	26		—
						$(958)	$(1,587)	$6,356,182		$27,593		$—

(a)	Represents net amount purchased (sold)
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Pharmaceuticals ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	6	03/18/22	$854	$25,396

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$407,996,739	$—	$—	$407,996,739
Money Market Funds	6,356,182	—	—	6,356,182
	$414,352,921	$—	$—	$414,352,921
Derivative financial instruments(a)
Assets
Futures Contracts	$25,396	$—	$—	$25,396

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2